Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Apr. 28, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
Entity Inv Company Type	N-1A
Calvert Responsible Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	CTTLX
Calvert Responsible Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	CTTCX
Calvert Responsible Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	CTTIX
Calvert Flexible Bond Fund | CLASS A
Risk/Return:
Trading Symbol	CUBAX
Calvert Flexible Bond Fund | CLASS C
Risk/Return:
Trading Symbol	CUBCX
Calvert Flexible Bond Fund | CLASS I
Risk/Return:
Trading Symbol	CUBIX
Calvert Flexible Bond Fund | Class R6
Risk/Return:
Trading Symbol	CUBRX